Credit Suisse Multialternative Strategy Fund
Credit Suisse Multialternative Strategy Fund

Supplement to the Prospectus dated February 28, 2014

The following information supersedes certain information in the Funds' Class A, C and I Statutory Prospectus (the "Prospectus")

The following information replaces the table on page 37 of the Prospectus

FEES AND FUND EXPENSES

The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds. More information about these and other discounts is available from your financial representative and in this Prospectus on page 100 under the heading "Other Shareholder Information–Classes of Shares and Sales Charges" and in the fund's Statement of Additional Information ("SAI") on page 74 under the heading "Additional Purchase and Redemption Information."

Shareholder fees (paid directly from your investment)
Shareholder Fees Credit Suisse Multialternative Strategy Fund	Class A Shares		Class C Shares		Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%		none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	none	[1]	1.00%	[2]	none
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	none		none		none
[1]	Purchases of shares of $1 million or more may be subject to a 1% deferred sales charge on redemptions within 12 months of purchase.
[2]	1% during the first year.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Credit Suisse Multialternative Strategy Fund		Class A Shares	Class C Shares	Class I Shares
Management fee		1.15%	1.15%	1.15%
Distribution and service (12b-1) fee		0.25%	1.00%	none
Dividends on short sales (dividends paid to lenders on borrowed securities)		0.08%	0.08%	0.08%
All other expenses	[1]	6.89%	6.89%	6.89%
Acquired fund fees and expenses		0.19%	0.19%	0.19%
Total annual fund operating expenses	[2]	8.56%	9.31%	8.31%
Less: amount of fee limitations/expense reimbursements	[3]	6.34%	6.34%	6.34%
Total annual fund operating expenses after fee limitations/expense reimbursements		2.22%	2.97%	1.97%
[1]	The fund may invest in Credit Suisse Cayman Multialternative Strategy Fund, Ltd., a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the "Subsidiary"). "Other expenses" include expenses of both the fund and the Subsidiary.
[2]	The "Total annual fund operating expenses" in the table above do not correlate to the ratio of expenses to average net assets found within the Financial Highlights section of this Prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
[3]	Credit Suisse Opportunity Funds (the "Trust") and Credit Suisse Asset Management, LLC ("Credit Suisse") have entered into a written contract limiting operating expenses (excluding Acquired fund fees and expenses and Dividends on short sales as described below) to 1.95% of the fund's average daily net assets for Class A shares, 2.70% of the fund's average daily net assets for Class C shares and 1.70% of the fund's average daily net assets for Class I shares at least through February 28, 2015. The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before February 28, 2015.

Shareholders should retain this supplement for future reference.